Current assets and liabilities - Trade accounts receivable impairment (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation
Financial assets at beginning of period	€ (606,909)
Financial assets at end of period	(712,699)	€ (606,909)
Trade accounts receivables | Accumulated impairment
Reconciliation
Financial assets at beginning of period	11,141	6,452
Change in provision for ECL	242	194
Additions/Reductions	4,672	7,969
Recoveries collected	(271)	(3,474)
Deduction from allowance	(1,843)
Currency translation adjustments and other	145
Financial assets at end of period	14,086	11,141
Trade accounts receivables | Accumulated impairment | Financial instruments credit-impaired
Reconciliation
Financial assets at beginning of period	10,616	6,121
Additions/Reductions	4,672	7,969
Recoveries collected	(271)	(3,474)
Deduction from allowance	(1,843)
Currency translation adjustments and other	145
Financial assets at end of period	13,319	10,616
Trade accounts receivables | Accumulated impairment | Lifetime expected credit losses | Financial instruments not credit-impaired
Reconciliation
Financial assets at beginning of period	526	331
Change in provision for ECL	242	194
Financial assets at end of period	€ 768	€ 526